Franchise Arrangements	12 Months Ended
Dec. 31, 2015
Franchise Arrangements [Abstract]
Franchise Arrangements
Franchise arrangements

Individual franchise arrangements generally include a lease and a license and provide for payment of initial fees as well as continuing rent and service fees (royalties) to the Company based upon a percentage of sales with minimum rent payments. The Company’s franchisees are granted the right to operate a restaurant using the McDonald’s system and, in most cases, the use of a restaurant facility, generally for a period of 20 years. Franchisees pay related occupancy costs including property taxes, insurance and maintenance.  Pursuant to the MFAs, the Company pays initial fees and continuing service fees for franchised restaurants to McDonald’s Corporation. Therefore, the margin for franchised restaurants is primarily comprised of rental income net of occupancy expenses (depreciation for owned property and equipment and/or rental expense for leased properties).

At December 31, 2015 and 2014, net property and equipment under franchise arrangements totaled $131,587 and $170,400, respectively (including land for $39,452 and $48,797, respectively).

14.    Franchise arrangements (continued)

Revenues from franchised restaurants for fiscal years 2015, 2014 and 2013 consisted of:

	2015	2014	2013
Rent	$121,122	$145,540	$171,859
Initial fees (i)	611	564	929
Royalty fees (ii)	628	659	639
Total	$122,361	$146,763	$173,427

(i)	Presented net of initial fees paid to McDonald’s Corporation for $747, $885 and $1,150 in 2015, 2014 and 2013, respectively.

(ii)	Presented net of royalties fees paid to McDonald’s Corporation for $49,742, $63,680 and $69,933 in 2015, 2014 and 2013, respectively.

At December 31, 2015, future minimum rent payments due to the Company under existing franchised agreements are:

	Owned sites	Leased sites	Total
2016	$6,623	$11,038	$17,661
2017	6,451	10,291	16,742
2018	5,834	9,492	15,326
2019	5,227	8,871	14,098
2020	4,563	7,886	12,449
Thereafter	21,543	44,881	66,424
Total	$50,241	$92,459	$142,700